Summary of Significant Accounting Policies (Details) - Schedule of goodwill and Intangible assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	$ 20,202	$ 20,202
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	$ 20,202	$ 20,202